Related Party Transactions and Balances	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Related Party Transaction

5. Related Party Transaction

Related Parties

Name of related parties	Relationship with the Company
Siu Ping Lo	Responsible officer of YeeTah and former director of YeeTah (resigned on December 31, 2019)
Huihe Zheng	Principal Stockholder, Chief Executive Officer and Chairman of the Company
YeeTah Financial Group Co., Ltd.	A company controlled by Siu Ping Lo
Tim Shannon	Chief Financial Officer of the Company

Related Party Transactions

(i)	During the nine months ended December 31, 2020, the Company generated US$ nil (2019: US$107,308) other income from providing management services to YeeTah Financial Group Co., Ltd. (“YeeTah Financial”).

(ii)	During the nine months ended December 31, 2020, YeeTah Financial charged YeeTah US$97,631 (2019: US$149,621) commission expenses in relation to insurance referral services rendered by YeeTah Financial.

(iii)	During the nine months ended December 31, 2020, Huihe Zheng paid US$240,000 on behalf of the Company for costs associated with the Share Exchange.

(iv)	During the nine months ended December 31, 2020, Huihe Zheng advanced US$258,921 to the Company to support its operations.

(v)	During the nine months ended December 31, 2020, the Company received $19,747 in capital contributions from Tim Shannon for working capital uses.

Due from Related Party Balance

The Company’s due from related party balance as of December 31 and March 31, 2020 is as follows:

	December 31, 2020	March 31, 2020
	US$	US$
Huihe Zheng	-	20,316

The related party balance as of March 31, 2020 was unsecured, interest-free and due on demand.

Due to Related Party Balance

The Company’s due to related party balance as of December 31 and March 31, 2020 is as follows:

	December 31, 2020	March 31, 2020
	US$	US$
Huihe Zheng	478,606	-
YeeTah Financial	26,093	24,628
Total	504,699	24,628

The due to related party balance is unsecured, interest-free and due on demand.

Subscription Receivable Due from a Shareholder

The Company’s subscription receivable due from a shareholder balances as of December 31, 2020 and March 31, 2020 are as follows:

	December 31, 2020	March 31, 2020
	US$	US$
Huihe Zheng	48,718	48,718

The due from shareholder balances represent the purchase price for shares of QDM BVI to be paid by Mr. Huihe Zheng. These due from shareholder balances at of the balance sheet dates are unsecured, interest-free and due on demand.

Note 10. Related Party Transaction

During the 4th quarter of 2018 and first quarter of 2019, certain shareholders and affiliates of shareholders provided funds in the aggregate principal amount of $241,067 to the Company in exchange for promissory notes bearing a simple interest at 12% per annum and varying maturity dates ranging from one to two years from the date of issuance. These notes are convertible to shares of common stock at $0.008 per share, subject to certain adjustments, during the term on the note at the option of the holders.

In September 2018, the Board approved the issuance of 1,000,000 shares of the Company’s preferred shares to our then President in exchange for services rendered.

In October 2018, our then Chief Executive Officer and President and two shareholders agreed to forgive their notes receivable and related accrued interest. The total of this extinguished debt was $53,703.

In October 2018, our then Chief Executive Officer and President agreed to forego accrued officer compensation in the amount of $20,000.

QDM Holdings Limited [Member]
Related Party Transaction

11. Related Party Transactions and Balances

Related parties

Name of related parties	Relationship with the Group
Siu Ping Lo	Former director (resigned on December 31, 2019) and responsible officer
Huihe Zheng	Principal shareholder & director (appointed on December 31, 2019)
YeeTah Financial Group Co., Ltd.	A company controlled by Siu Ping Lo

Related party transactions

The Group had the following related party transactions:

(i)	During the years ended March 31, 2020 and 2019, the Group generated other income of US$107,308 and US$107,692, respectively, from providing office management services to YeeTah Financial Group Co., Ltd. (“YeeTah Financial”).

(ii)	During the years ended March 31, 2020 and 2019, the Group paid US$190,496 and US$402,041, respectively, to YeeTah Financial for customer referral services.

Due from related party balance

The Group’s due from related party balance as of March 31, 2020 and 2019 is as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	20,316	-

The due from related party balance as of March 31, 2020 is unsecured, interest-free and due on demand. This amount has been subsequently settled in May 2020.

Due to related party balance

The Group’s due to related party balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Siu Ping Lo	-	14,479
YeeTah Financial	24,628	57,425
Total	24,628	71,904

The due to related party balances as of March 31, 2020 and 2019 were unsecured, interest-free and due on demand.

Subscription receivable due from shareholder

The Group’s due from a shareholder balances as of March 31, 2020 and 2019 are as follows:

	March 31, 2020	March 31, 2019
	US$	US$
Huihe Zheng	48,718	-
Teik Hoe Chng	-	53,205

The subscription receivable due from shareholder balances as of March 31, 2020 and 2019 represent the purchase price for shares issued to be paid up by the respective shareholders. These due from shareholder balances as of March 31, 2020 and 2019 are unsecured, interest-free and due on demand. The March 31, 2019 due from Teik Hoe Chng was subsequently assumed by Siu Ping Lo in August 2019 as a result of Mr. Chng’s transfer of the related common shares to Ms. Lo. In December 2019, the $53,205 balance was further assumed by Huihe Zheng as part of the share purchase arrangement between Huihe Zheng and Siu Ping Lo.